DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Schedule of goodwill and trademarks were allocated to CGUs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash Generating Units
Goodwill	$ 2,338.3	$ 2,127.7
Trademarks	2,455.8	2,279.1
Arc’teryx
Cash Generating Units
Goodwill	1,352.8	1,264.0
Trademarks	920.6	866.6
Salomon
Cash Generating Units
Goodwill	729.9	640.1
Trademarks	684.3	604.9
Ball & Racquet Sports
Cash Generating Units
Goodwill	152.1	149.6
Trademarks	550.5	550.5
Winter Sports Equipment
Cash Generating Units
Goodwill	103.5	74.0
Trademarks	141.0	124.6
Peak Performance
Cash Generating Units
Goodwill	0.0	0.0
Trademarks	$ 159.4	$ 132.5